STATEMENT OF CHANGES IN STOCKHOLDERS'(DEFICIT) (USD $)	CAPITAL STOCK SHARES	CAPITAL STOCK AMOUNT	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED DEFICIT	ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE	ACCUMULATED COMPREHENSIVE INCOME (LOSS)	Total
November 30, 2010 Balance at Nov. 30, 2010	96,000,000	96,000	13,000	(105,837)	(26,339)	333	(22,843)
Common shares issued for property (Note 8)	$ 75,000,000	$ 75,000					$ 75,000
Common shares issued for cash (Note 8)	23,000	23	22,977				23,000
Contribution by related party (Note 6)			14,288				14,288
Foreign currency translation adjustment						361	361
Net loss for the year ended November 30, 2011					(212,146)		(212,146)
November 30, 2011Balance	171,023,000	171,023	50,265	(105,837)	(238,485)	694	(122,340)
Common shares issued for cash (Note 8)	55,000	55	55,059				55,114
Common shares cancelled	(30,000,000)	(30,000)					(30,000)
Common shares issued for related party services (Notes 6 and 8)	5,000,000	5,000					5,000
Common shares issued for contractor services (Note 8)	3,000,000	3,000					3,000
Foreign currency translation adjustment						(694)	(694)
Net loss for the year					$ (659,736)		$ (659,736)
November 30, 2012 Balance at Nov. 30, 2012	149,078,000	149,078	105,324	(105,837)	(898,221)		(749,656)